INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
13.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2011	2012
	RMB	RMB
Trademark	1,347,193	1,274,392
Computer software	2,595,474	6,153,728
Less: accumulated amortization	(286,275)	(1,054,522)
Intangible assets, net	3,656,392	6,373,598

Amortization expense was RMB58,219, RMB223,926 and RMB764,312 for the years ended December 31, 2010, 2011 and 2012, respectively. Amortization expense for each of the next five years will be approximately RMB833,930, RMB832,747, RMB780,427, RMB682,373 and RMB570,784, respectively.